CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (FY) - USD ($) $ in Thousands	Total	Class A Common Stock	Class B Common Stock	Total Stockholders' Deficit	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Non- controlling Interest	Members' Deficit
Beginning balance (in shares) at Dec. 31, 2018					0	0
Beginning balance at Dec. 31, 2018	$ (73,403)			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (73,403)
Net loss	(11,230)									(11,230)
Member distributions	(21,625)									(21,625)
Ending balance (in shares) at Dec. 31, 2019		0	0		0	0
Ending balance at Dec. 31, 2019	(106,258)			0	$ 0	$ 0	0	0	0	(106,258)
Net loss	(4,474)			(2,252)				(2,252)	(877)	(1,345)
Member distributions	(162)								8	(170)
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) (in shares)					32,294	25,857
Proceeds and shares issued in the Business Combination and the Conversion (Note 2)	33,331			(39,509)	$ 3	$ 3	(43,720)	4,205	(34,933)	107,773
DMSH units issued in SmarterChaos acquisition (Note 8)	3,000			1,861			1,861	0	1,139	0
Stock-based compensation	$ 958			958			958	0	0	0
Working capital adjustment related to Business Combination (Note 2)					$ 99	$ 142
Ending balance (in shares) at Dec. 31, 2020	0	32,392,576	25,999,464		32,393	25,999
Ending balance at Dec. 31, 2020	$ (73,605)			$ (38,942)	$ 3	$ 3	$ (40,901)	$ 1,953	$ (34,663)	$ 0